Expense Example {- Fidelity Freedom Blend 2045 Fund} - 03.31 Fidelity Freedom Blend Funds - Class Z6 Combo Pro-06 - Fidelity Freedom Blend 2045 Fund - Fidelity Advisor Freedom Blend 2045 Fund - Class Z6
Aug. 03, 2022 USD ($)
Expense Example:
1 year	$ 30
3 years	93
5 years	163
10 years	$ 368